Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2023
Electronic Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Production Facilities [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Battery and Charging Swap Infrastructure [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years